                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe WEALTHMARK VARIABLE ANNUITY AND WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the prospectus for the Contract you purchase and the Funds' prospectus, and retain all documents for future reference. You should read the Funds' prospectus carefully before investing in the corresponding Variable Investment Option. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

ADDITIONAL VARIABLE INVESTMENT OPTIONS

Effective November 12, 2007, we are adding additional Variable Investment Options that invest in the following corresponding Funds of the John Hancock
Trust:

American Fundamental Holdings Trust
American Global Diversification Trust
American Global Growth Trust
American Global Small Cap Trust
American High-Income Bond Trust
American New World Trust
High Income Trust
Mid Cap Intersection Trust

The American Global Growth Trust, the American Global Small Cap Trust, the American High-Income Bond Trust, the American New World Trust, the High Income Trust, and the Mid Cap Intersection Trust are not available if you purchase a Contract with the Guaranteed Principal Plus Rider or the Guaranteed Principal Plus for Life Rider. We revise the information in the list of Variable Investment Options on the front page of the Prospectus to include the above-referenced Funds as follows. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

          CAPITAL RESEARCH AND MANAGEMENT COMPANY
          (Adviser to the American Fund Insurance Series)
             American Fundamental Holdings Trust
             American Global Diversification Trust
             American Global Growth Trust
             American Global Small Cap Trust
             American High-Income Bond Trust
             American New World Trust
          MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
             High Income Trust
          WELLINGTON MANAGEMENT COMPANY, LLP
             Mid Cap Intersection Trust


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We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the Funds as follows:

                                                                        ACQUIRED        TOTAL       CONTRACTUAL       NET
                                   MANAGEMENT   12B-1      OTHER        FUND FEES     OPERATING       EXPENSE      OPERATING
                                      FEES       FEES   EXPENSES(1)   AND EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
                                   ----------   -----   -----------   ------------   -----------   -------------   ---------
AMERICAN FUNDAMENTAL HOLDINGS*
Series II Class                       0.05%     0.75%      0.04%         0.40%          1.24%          0.05%          1.19%
AMERICAN GLOBAL DIVERSIFICATION*
Series II Class                       0.05%     0.75%      0.04%         0.63%          1.47%          0.05%          1.42%
HIGH INCOME**
Series II Class                       0.68%     0.25%      0.06%           --           0.99%            --           0.99%
MID CAP INTERSECTION**
Series II Class                       0.87%     0.25%      0.07%           --           1.19%            --           1.19%

*    See notes beginning after next table.

                                           FEEDER FUNDS(9)                       MASTER FUND(9)
                              -----------------------------------------   -----------------------------
                                                                TOTAL                                     TOTAL MASTER
                              MANAGEMENT   12B-1    OTHER     OPERATING   MANAGEMENT   12B-1     OTHER      & FEEDER
                                 FEES       FEES   EXPENSES    EXPENSES    FEES(10)     FEES   EXPENSES     EXPENSES
                              ----------   -----   --------   ---------   ----------   -----   --------   ------------
AMERICAN GLOBAL GROWTH**
Series II Class                   --       0.75%     0.03%      0.78%        0.55%      --       0.04%        1.37%
AMERICAN GLOBAL SMALL
   CAPITALIZATION**
Series II Class                   --       0.75%     0.03%      0.78%        0.72%      --       0.05%        1.55%
AMERICAN HIGH-INCOME BOND**
Series II Class                   --       0.75%     0.03%      0.78%        0.48%      --       0.01%        1.27%
AMERICAN NEW WORLD**
Series II Class                   --       0.75%     0.03%      0.78%        0.81%      --       0.08%        1.67%

* (numbered sequentially in the Prospectus) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.

** For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High-Income Bond, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.


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

We revise disclosure in the prospectus section entitled "The Funds" to include information on the Funds as follows:

                               JOHN HANCOCK TRUST
              (We show the Fund's manager (i.e. subadviser) in bold
                           above the name of the Fund)

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
                        Series) - ADVISER TO MASTER FUND

    American Global Growth Trust         Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series Global Growth Fund, which invests primarily in
                                         common stocks of companies located around the world.

   American Global Small Cap Trust       Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series Global Small Capitalization Fund, which invests
                                         primarily in stocks of smaller companies located around the world. Normally, the Fund invests at least 80% of its
                                         assets in equity securities of companies with small market capitalizations.

   American High-Income Bond Trust       Seeks to provide a high level of current income and,
                                         secondarily, capital appreciation. To do this, the Fund
                                         invests all of its assets in the master fund, Class 1
                                         shares of the American Funds Insurance Series High-Income
                                         Bond Fund, which invests at least 65% of its assets in
                                         higher yielding and generally lower quality debt
                                         securities, and normally invests at least 80% in bonds and up to 20% in equity securities.

   American New World Trust              Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with
                                         developing economies and/or markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   American Fundamental Holdings Trust   Seeks long-term growth of capital. To do this, the Fund
                                         invests primarily in four Underlying Funds of the American
                                         Funds Insurance Series: Bond Fund, Growth Fund,
                                         Growth-Income Fund, and International Fund. The Fund is
                                         permitted to invest in six other Underlying Funds of the
                                         American Funds Insurance Series as well as other Underlying
                                         Funds, each of which is described in the Fund prospectus.

   American Global Diversification       Seeks long-term growth of capital. To do this, the Fund
                                         invests primarily in five Underlying Funds of the American
                                         Funds Insurance Series: Bond Fund, Global Growth Fund,
                                         Global Small Capitalization Fund, High-Income Bond Fund,
                                         and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance
                                         Series as well as other Underlying Funds, each of which is described in the Fund prospectus.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust                     Seeks a high level of current income; capital appreciation is a secondary goal. To do this, the Fund invests at least
                                         80% of its net assets in U.S. and foreign fixed-income
                                         securities that are rated BB/Ba or lower or are unrated
                                         equivalents.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Intersection Trust            Seeks long-term growth of capital. To do this, the Fund
                                         invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital
                                         appreciation potential.

The Variable Investment Options that invest in the American Fundamental Holdings Trust and the American Global Diversification Trust are eligible as Investment Options under the guaranteed minimum withdrawal benefit Riders offered with your Contract. We revise disclosure in the prospectus section entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" in "Appendix D:
Optional Guaranteed Minimum Withdrawal Benefits" to include additional information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Available Individual Investment Options

If you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options to which you may allocate your Contract Value. You may currently allocate Contract Value to Investment Options that invest in the following Funds:

     [listed Funds, now including:]

          -    American Fundamental Holdings Trust

          -    American Global Diversification Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market B Investment Option or any available DCA Fixed Investment Option in connection with your selected Investment Options.

                       SUPPLEMENT DATED NOVEMBER 12, 2007

               333-70728
               333-70730
               333-70850
               033-79112
               333-83558


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